Lease - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
2025, Operating Leases	$ 7,025
2025, Finance leases	21,893
2026, Operating Leases	7,025
2026, Finance leases
2027, Operating Leases	7,025
2027, Finance leases
Total lease payments, Operating Leases	21,075
Total lease payments, Finance leases	21,893
Less: Imputed interest, Operating Leases	1,143
Less: Imputed interest, Finance leases
Present value of lease liabilities, Operating Leases	19,932	$ 71,484
Present value of lease liabilities, Finance leases	21,893	44,534
Less: Current lease liabilities, Operating Leases	6,382	52,094
Less: Current lease liabilities, Finance leases	21,893	23,235
Long-term lease liabilities, Operating Leases	13,550	19,390
Long-term lease liabilities, Finance leases		$ 21,299